INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 4) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2014 COP ($)
Disclosure of investments in associates and joint ventures [Line Items]
Assets	$ 236,538,540	$ 224,073,721		$ 79,268.9
Liabilities	210,667,313	199,414,499		70,598.8
Equity	25,871,227	24,659,222	$ 22,906,280	$ 8,670.1	$ 21,355,964
Income	26,624,025	25,937,238	21,147,421
Expenses	23,461,592	22,420,302	$ 17,801,735
A.C.H Colombia S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	56,670	48,243
Liabilities	20,119	17,282
Equity	36,551	30,961
Income	69,120	59,991
Expenses	54,746	47,275
Net income	14,374	12,716
Redeban Multicolor S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	177,667	161,093
Liabilities	81,001	69,912
Equity	96,666	91,181
Income	160,470	132,626
Expenses	149,902	127,020
Net income	10,568	5,606
Credibanco S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Assets	253,991	365,559
Liabilities	84,294	212,085
Equity	169,697	153,474
Income	207,592	203,214
Expenses	180,422	184,342
Net income	27,170	18,872
Aerocali S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	133,977	146,783
Liabilities	99,008	96,841
Equity	34,969	49,942
Income	117,169	130,743
Expenses	100,900	104,850
Net income	16,269	25,893
Colombiana de Extrusion S.A. Extrucol [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	68,059	59,338
Liabilities	29,807	20,148
Equity	38,252	39,190
Income	65,870	79,876
Expenses	62,201	67,585
Net income	3,669	4,560
Concesionaria Tibitoc S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	79,566	88,521
Liabilities	19,069	27,894
Equity	60,497	60,627
Income	47,125	53,212
Expenses	34,003	37,063
Net income	13,122	16,149
Metrex S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	38,933	28,604
Liabilities	24,726	16,162
Equity	14,207	12,442
Income	47,763	43,997
Expenses	43,003	41,058
Net income	4,760	2,939
Calidda S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,441,398	2,230,186
Liabilities	1,536,738	1,343,129
Equity	904,660	887,057
Income	1,575,804	1,630,979
Expenses	1,402,709	1,462,514
Net income	173,095	168,465
Gases del Caribe S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,363,464	2,197,142
Liabilities	1,481,320	1,460,303
Equity	882,144	736,838
Income	1,577,041	1,818,142
Expenses	1,343,286	1,627,786
Net income	233,755	190,356
Concentra Inteligencia en Energia S.A.S. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	2,331	2,092
Liabilities	231	165
Equity	2,100	1,927
Income	1,634	1,670
Expenses	1,491	1,196
Net income	143	474
Energia Eficiente S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	40,853	41,643
Liabilities	23,142	25,045
Equity	17,711	16,598
Income	92,170	500,311
Expenses	89,709	491,584
Net income	2,461	8,728
C.I. Acepalma [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	290,406	211,211
Liabilities	240,547	172,455
Equity	49,859	38,756
Income	798,782	652,528
Expenses	789,925	645,524
Net income	8,857	7,004
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	5,947,315	5,580,415
Liabilities	3,640,002	3,461,421
Equity	2,307,313	2,118,993
Income	4,760,540	5,307,289
Expenses	4,252,297	4,837,797
Net income	$ 508,243	$ 461,762

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.